Allowance for Loan Losses - Allowance for Credit Losses and Recorded Investments in Loans (Parenthetical) (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 01, 2017
Accounts Notes And Loans Receivable [Line Items]
Net adjustment resulting from the change in the charge-off rate				$ 330,000,000
JPM Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans purchased, Unpaid principal amount		$ 6,500,000,000
FFELP Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans purchased, Unpaid principal amount		5,700,000,000	$ 3,600,000,000	$ 3,700,000,000
Allowance for loans acquired		0
Loans receivable, discount		$ 43,000,000			$ 47,000,000
Allowance as a percentage of the ending total loan balance		0.07%	0.08%	0.08%
Allowance as a percentage of the ending loans in repayment		0.09%	0.09%	0.11%
FFELP Loans [Member] | Loans Receivable Excluding Recent Loans Acquired [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance as a percentage of the ending total loan balance		0.08%
Allowance as a percentage of the ending loans in repayment		0.09%
FFELP Loans [Member] | JPM Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans purchased, Unpaid principal amount		$ 3,500,000,000
Private Education Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loans acquired		0
Loans receivable, discount		$ 392,000,000			$ 424,000,000
Allowance as a percentage of the ending total loan balance		5.06%	5.37%	5.18%
Allowance as a percentage of the ending loans in repayment		5.66%	6.10%	6.00%
Net adjustment resulting from the change in the charge-off rate				$ 330,000,000
Private Education Loans [Member] | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Portion of loan amount charged off at default	73.00%			73.00%
Private Education Loans [Member] | Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Portion of loan amount charged off at default	79.00%			79.00%
Private Education Loans [Member] | Loans Receivable Excluding Recent Loans Acquired [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance as a percentage of the ending total loan balance		5.69%
Allowance as a percentage of the ending loans in repayment		6.42%
Private Education Loans [Member] | Loans Receivable For Partially Charged Off Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Net adjustment resulting from the change in the charge-off rate	$ 330,000,000			$ 330,000,000
Private Education Loans [Member] | JPM Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans purchased, Unpaid principal amount		$ 3,000,000,000